Office space with Leverage Investments, LLC (Details) (USD $)	12 Months Ended	18 Months Ended
	Mar. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
Company leases certain office space rent details
Company leases certain office space with Leverage Investments, LLC per month	$ 0	$ 1,500	$ 1,500
Total lease	500	1,500	1,500
Stevia Asia provided Stevia Technew the amount, all of which has been paid to Guangzhou Health	$ 2,000,000